SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Significant Risks and Uncertainties) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) customer	Dec. 31, 2016 CNY (¥) customer	Dec. 31, 2015 CNY (¥) customer	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
Significant Risks and Uncertainties
Cash and cash equivalents	$ 139,453		¥ 846,120	¥ 1,378	¥ 968,225
Net revenue	$ 466,368	¥ 3,237,991	1,313,639	196,525
Cash and cash equivalents | Foreign currency risk | RMB
Significant Risks and Uncertainties
Cash and cash equivalents			347,506		¥ 564,240
Representing greater than 10% of total net revenue from single customer | Customer concentration risk
Significant Risks and Uncertainties
Net revenue		¥ 0	¥ 0	¥ 0
Representing greater than 10% of accounts receivable | Customer concentration risk
Significant Risks and Uncertainties
Number of customers | customer	0	0	0